UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address:  2 Carlson Parkway, Suite 260
          Plymouth, Minnesota 55447

13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin Kalish
Title:    Chief Financial Officer
Phone:    (952) 697-4102

Signature, Place and Date of Signing:


/s/ Martin Kalish            Plymouth, Minnesota              May 11, 2005
--------------------        ------------------------       ------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   83

Form 13F Information Table Value Total: $1,375,478
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number   Name
---         --------------------   ----

1.          28- 10924              Waterstone Market Neutral Offshore Fund, Ltd.

2.          28- 10926              Waterstone Capital Offshore Advisors, LP

                                                FORM 13F INFORMATION TABLE
                                                         Waterstone

COLUMN 1                       COLUMN 2           COLUMN 3    COLUMN 4     COLUMN 5           COLUMN 6    COLUMN 7    COLUMN 8

                               TITLE                          VALUE   SHRS OR    SH/  PUT/  INVSTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP      (X$1000) PRN AMT    PRN  CALL  DISCRTN    MGRS  SOLE       SHARED  NONE
--------------                 --------           -----      -------- -------    ---  ----  -------    ----  ----       ------  ----
3M CO                                COM          88579Y101   17524      204,500 SH         Sole       None      204,500
ADVANCED MICRO DEVICES INC           COM          007903107    2882      178,800 SH         Sole       None      178,800
ALLERGAN INC                      NOTE 11/0       018490AE2    4313    5,000,000 SH         Sole       None    5,000,000
ALLIED WASTE INDS INC          PFD CV D 6.25%     019589704    1189        5,000 SH         Sole       None        5,000
ALLTEL CORP                          COM          020039103   14864      271,000 SH         Sole       None      271,000
AMERICAN EQTY INVT LIFE HLD          COM          025676206    5745      449,200 SH         Sole       None      449,200
AMGEN INC                         NOTE 3/0        031162AE0   35609   49,000,000 SH         Sole       None   49,000,000
AON CORP                       DBCV 3.500% 11/1   037389AT0   22608   19,000,000 SH         Sole       None   19,000,000
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0    037933AB4   26527   24,004,000 SH         Sole       None   24,004,000
ARMOR HOLDINGS INC             NOTE 2.000% 11/0   042260AC3   14249   14,750,000 SH         Sole       None   14,750,000
BAUSCH & LOMB INC                 FRNT 8/0        071707AM5    5748    4,000,000 SH         Sole       None    4,000,000
BEST BUY INC                   SDCV 2.250% 1/1    086516AF8    2566    2,500,000 SH         Sole       None    2,500,000
BJ SVCS CO                     NOTE 0.500% 4/2    055482AF0    6590    8,000,000 SH         Sole       None    8,000,000
BORDERS GROUP INC                    COM          099709107    3325      124,900 SH         Sole       None      124,900
BORG WARNER INC                      COM          099724106    1899       39,000 SH         Sole       None       39,000
C.H. ROBINSON WORLDWIDE INC          COM          12541W100    1984       38,500 SH         Sole       None       38,500
CADENCE DESIGN SYSTEM INC         NOTE 8/1        127387AB4   17377   16,500,000 SH         Sole       None   16,500,000
CAL DIVE INTL INC                    COM          127914109    5966      131,700 SH         Sole       None      131,700
CAPITAL AUTOMOTIVE REIT        NOTE 6.000% 5/1    139733AB5   13229   11,750,000 SH         Sole       None   11,750,000
CELGENE CORP                   NOTE 1.750% 6/0    151020AC8   17196   11,420,000 SH         Sole       None   11,420,000
CHIRON CORP                    DBCV 2.750% 6/3    170040AJ8   20399   21,179,000 SH         Sole       None   21,179,000
CIBER INC                      SDCV 2.875% 12/1   17163BAB8   11653   12,850,000 SH         Sole       None   12,850,000
CMS ENERGY CORP                NOTE 2.875% 12/0   125896AW0    5602    5,000,000 SH         Sole       None    5,000,000
COMMONWEALTH TEL ENTERPRISES   NOTE 3.250% 7/1    203349AB1   22880   22,500,000 SH         Sole       None   22,500,000
COMPUTER ASSOC INTL INC              COM          204912109    7444      274,700 SH         Sole       None      274,700
COOPER CAMERON CORP                  COM          216640102    3135       54,800 SH         Sole       None       54,800
DANAHER CORP DEL                     COM          235851102    3872       72,500 SH         Sole       None       72,500
DISNEY WALT CO                   COM DISNEY       254687106    3272      113,900 SH         Sole       None      113,900
EASTMAN KODAK CO                     COM          277461109    8899      273,400 SH         Sole       None      273,400
EASTMAN KODAK CO               NOTE 3.375% 10/1   277461BE8   30701   25,000,000 SH         Sole       None   25,000,000
EATON CORP                           COM          278058102    1635       25,000 SH         Sole       None       25,000
EGL INC                              COM          268484102    2508      110,000 SH         Sole       None      110,000
FAIR ISAAC CORP                NOTE 1.500% 8/1    303250AB0   40015   39,848,000 SH         Sole       None   39,848,000
FAIRMONT HOTELS RESORTS INC    NOTE 3.750% 12/0   305204AB5   30054   27,500,000 SH         Sole       None   27,500,000
FLIR SYS INC                   NOTE 3.000% 6/0    302445AB7   18340   12,000,000 SH         Sole       None   12,000,000
FORD MTR CO DEL                 COM PAR $0.01     345370860     340       30,000 SH         Sole       None       30,000
FOUR SEASONS HOTEL INC         NOTE 1.875% 7/3    35100EAE4   15403   13,500,000 SH         Sole       None   13,500,000
FRANKLIN RES INC                  NOTE 5/1        354613AC5    6155    9,200,000 SH         Sole       None    9,200,000
FREEPORT-MCMORAN COPPER & GO   NOTE 7.000% 2/1    35671DAK1   50448   35,000,000 SH         Sole       None   35,000,000
GENERAL MTRS CORP              DEB SR CV C 33     370442717   28471    1,360,000 SH         Sole       None    1,360,000
GETTY IMAGES INC               SDCV 0.500% 6/0    374276AH6   71894   46,320,000 SH         Sole       None   46,320,000
GREY GLOBAL GROUP INC          SDCV 5.000% 10/1   39787MAB4   11480    9,000,000 SH         Sole       None    9,000,000
HALLIBURTON CO                 NOTE 3.125% 7/1    406216AM3   56758   44,000,000 SH         Sole       None   44,000,000
HASBRO INC                      DBCV 2.75% 12/0   418056AN7   24132   22,094,000 SH         Sole       None   22,094,000
HEADWATERS INC                 NOTE 2.875% 6/0    42210PAB8    5723    4,500,000 SH         Sole       None    4,500,000
HEALTH MGMT ASSOC INC NEW      NOTE 1.500% 8/0    421933AF9   60612   55,317,000 SH         Sole       None   55,317,000
HUGHES SUPPLY INC                    COM          444482103    4701      158,000 SH         Sole       None      158,000
IDEC PHARMACEUTICALS CORP         NOTE 4/2        449370AE5   31194   50,000,000 SH         Sole       None   50,000,000
IMCLONE SYS INC                NOTE 1.375% 5/1    45245WAF6   23982   28,600,000 SH         Sole       None   28,600,000
INTERNATIONAL GAME TECHNOLOG      DBCV 1/2        459902AL6   63080   98,250,000 SH         Sole       None   98,250,000
INTERNATIONAL STL GROUP INC          COM          460377104    5763      145,900 SH         Sole       None      145,900
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1    460690AT7   19171   15,500,000 SH         Sole       None   15,500,000
JUNIPER NETWORKS INC              NOTE 6/1        48203RAC8   38408   31,500,000 SH         Sole       None   31,500,000
LANDAMERICA FINL GROUP INC     DBCV 3.125% 11/1   514936AB9    9416    9,500,000 SH         Sole       None    9,500,000
LEAR CORP                         NOTE 2/2        521865AG0   13294   29,092,000 SH         Sole       None   29,092,000
LOWES COS INC                  NOTE 0.861% 10/1   548661CG0   10246   10,000,000 SH         Sole       None   10,000,000
MANDALAY RESORT GROUP                COM          562567107    6069       86,100 SH         Sole       None       86,100
MANPOWER INC                         COM          56418H100    2124       48,800 SH         Sole       None       48,800
MASCO CORP                        NOTE 7/2        574599BB1   19260   40,000,000 SH         Sole       None   40,000,000
MEDTRONIC INC                  DBCV 1.250% 9/1    585055AD8   64025   64,000,000 SH         Sole       None   64,000,000
MENTOR CORP MINN               NOTE 2.750% 1/0    587188AC7    8513    7,000,000 SH         Sole       None    7,000,000
MERCURY INTERACTIVE CORP          NOTE 5/0        589405AD1    2628    2,500,000 SH         Sole       None    2,500,000
NABORS INDS INC                    NOTE 6/1       629568AL0   49503   48,586,000 SH         Sole       None   48,586,000
NASH FINCH CO                        COM          631158102    2868       75,500 SH         Sole       None       75,500
NAVISTAR INTL CORP NEW         NOTE 2.500% 12/1   63934EAG3   30213   24,758,000 SH         Sole       None   24,758,000
NEW YORK CMNTY CAP TR V            BONUSES        64944P307   48534      929,300 SH         Sole       None      929,300
NEXTEL PARTNERS INC                 CL A          65333F107     730       33,300 SH         Sole       None       33,300
PACCAR INC                           COM          693718108    1607       22,200 SH         Sole       None       22,200
PARKER HANNIFIN CORP                 COM          701094104    1218       20,000 SH         Sole       None       20,000
PLACER DOME INC                      COM          725906101    3139      193,500 SH         Sole       None      193,500
PLACER DOME INC                DBCV 2.750% 10/1   725906AK7     636      585,000 SH         Sole       None      585,000
PROVINCE HEALTHCARE CO         NOTE 4.500% 11/2   743977AC4    7516    7,279,000 SH         Sole       None    7,279,000
PROVINCE HEALTHCARE CO         NOTE 4.250% 10/1   743977AE0    9186    8,500,000 SH         Sole       None    8,500,000
SCHLUMBERGER LTD                     COM          806857108    5272       74,800 SH         Sole       None       74,800
SILICON VY BANCSHARES             NOTE 6/1        827064AC0   20751   15,535,000 SH         Sole       None   15,535,000
SIMON PPTY GROUP INC NEW        PFD CONV I 6%     828806802   14214      250,000 SH         Sole       None      250,000
SLM CORP                          DBCV 7/2        78442PAC0   41768   40,500,000 SH         Sole       None   40,500,000
TRINITY INDS INC                     COM          896522109    5634      200,000 SH         Sole       None      200,000
TYCO INTL GROUP SA             DBCV 2.75% 1/1     902118BF4   14967   10,000,000 SH         Sole       None   10,000,000
TYCO INTL GROUP SA             DBCV 3.125% 1/1    902118BG2    7948    5,000,000 SH         Sole       None    5,000,000
UNITED TECHNOLOGIES CORP             COM          913017109    2542       25,000 SH         Sole       None       25,000
VALASSIS COMMUNICATIONS INC    NOTE 1.625% 5/2    918866AK0    8297   12,000,000 SH         Sole       None   12,000,000
WEATHERFORD INTL INC              DBCV 6/3        947074AB6   13846   21,500,000 SH         Sole       None   21,500,000

21823.0003 #567288